DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
DEPOSITS

NOTE 8 – DEPOSITS

Deposits consisted of the following at December 31:

	2011	2010
Noninterest–bearing demand	$36,894	$36,206
Interest–bearing demand	81,581	101,890
Savings	32,562	26,559
Money market savings	24,538	19,147
Certificates and other time deposits of $100,000 or more	28,037	31,523
Other certificates and time deposits	38,644	43,270
Total deposits	$242,256	$258,595

At December 31, 2011, the scheduled maturities of certificates and other time deposits were as follows:

2012	$40,431
2013	13,104
2014	6,651
2015	3,083
2016	3,412
Thereafter	-
$66,681

Deposits held by the Company from related parties at December 31, 2011 and 2010 totaled $3.3 million and $5.6 million, respectively.